Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 309	$ 273	$ 250
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	134	127	127
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	175	$ 146	$ 123
Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	163
Americas [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	120
Americas [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	43
EMEAA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	56
EMEAA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1
EMEAA [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	55
Central [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	90
Central [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	13
Central [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 77